Financing Expenses (Income), Net	6 Months Ended
Jun. 30, 2024
Financing Expenses (Income), Net [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 5 - FINANCING EXPENSES (INCOME), NET

	Six-month period ended June 30,
	2024	2023
	Unaudited

Change in fair value of convertible advanced investment	$-	$(269)
Change in fair value of derivative warrant liability	577	(36)
Amortization of discount and accrued interest relating to straight loan received from commercial bank	52	68
Amortization of discount relating to loan received from controlling shareholder	10	28
Change in accounting estimates related to maturity date of loan received from controlling shareholder	-	12
Interest on bank deposits	(228)	(10)
Exchange rate differences and other finance expenses	(15)	(22)
	$396	$(229)